Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions

Note 4. Related Parties

Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10.0 million of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”) (see below), the only holder of Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, the Company issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of $6.4 million was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10.0 million of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4.5 million that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

As of March 31, 2025 and December 31, 2024, the Feelux Bonds have a carrying amount of $10.0 million and are included in short-term debt, related parties in the unaudited condensed balance sheets. As of March 31, 2025 and December 31, 2024, the related accrued interest of the Feelux Bonds was $0.7 million and $0.6 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, the Company recorded less than $0.1 million, respectively, of interest expense in the unaudited condensed statements of operations for the Feelux Bonds. The debt discount was fully amortized prior to the year ended December 31, 2021 (see Note 5).

See Note 5 for discussion related to bonds which have passed their maturity dates.

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $0.8 million from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023. As of March 31, 2025 and December 31, 2024, the Car-Tcellkor Loan of $0.8 million is recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5).

See Note 5 for discussion related to notes which have passed their maturity dates.

Valetudo Loans

On December 1, 2022, the Company borrowed $0.7 million from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $0.7 million of membership interest from a member (see Note 6) (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023.

In June 2023, the Company borrowed an additional $0.3 million and $0.2 million (the “Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023.

In July 2023, the Company borrowed an additional $0.3 million (the “Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024.

In August 2023, the Company borrowed an additional $0.3 million and $0.2 million (the “Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6% interest per annum and were due on January 31, 2024 and February 2, 2024, respectively.

In November 2023, the Company borrowed an additional $0.2 million (the “Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024.

In January 2024, the Company borrowed an additional $0.6 million and $0.2 million (the “Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024.

As of March 31, 2025 and 2024, the loans from Valetudo of $2.8 million are recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5). As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Valetudo was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Valetudo loans was less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5.0 million from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon Loan has an option to purchase $5.0 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. In February 2023, the Company repaid $1.0 million of the short-term loan. In March 2023, the Company repaid an additional $2.0 million of the loan.

On September 10, 2023, the Company entered into a loan agreement to borrow $0.2 million from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon September 2023 Loan has the option to purchase $0.2 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination.

On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1.0 million (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest.

As of March 31, 2025 and December 31, 2024, the balance of $3.2 million of the Ewon loans is recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5). As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Ewon was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Ewon loans was approximately $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Prophase Loans

On September 7, 2023, the Company entered into a short-term loan agreement with Prophase Sciences LLC (“Prophase”), a related party of the Company (the “Prophase Loan”). The loan stipulates that $0.1 million would be loaned immediately, and an additional $0.2 million would be loaned within a month from the date of the loan agreement. The Prophase Loan bears no interest and is payable by the first anniversary of the month of the loan agreement. The Company repaid the $0.1 million on September 12, 2023.

On December 11, 2023, the Company borrowed an additional $0.2 million from Prophase. The loan bears no interest and was due on or before December 21, 2024 or upon failure to close the Iris Business Combination. The Company repaid the $0.2 million on December 21, 2023.

On February 26, 2024, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

On March 6, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

On April 1, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

In May 2024, the Company borrowed an additional $0.8 million from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $0.8 million Prophase May 2024 Loans, $0.3 million was due on June 1, 2024 and $0.5 million was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In February of 2025, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2025 Loan”). The Prophase February 2025 Loan bears interest at 6% per annum and is due on April 11, 2025, which may be extended upon mutual agreement of the parties.

In March of 2025, the Company borrowed $0.2 million from Prophase (the “Prophase March 2025 Loan”). The Prophase March 2025 Loan bears interest at 6% per annum and is due on June 6, 2025, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Prophase loans is $2.0 million and $1.6 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Prophase was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Prophase Loans was less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $0.9 million from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Hana Loans is $0.9 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Hana was less than $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Hana Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $0.4 million from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $0.3 million from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025.

On January 2, 2025 and January 23, 2025, the Company borrowed a total of $0.3 million from Amantes, pursuant to loan agreements between the Company and Amantes (the “Amantes January 2025 Loans”). The Amantes January 2025 Loans bear interest at 6% per annum and are due on March 1, 2025 and March 22, 2025, respectively, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Amantes Loans is $1.0 million and $0.7 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Amantes was less than $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Amantes Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of March 31, 2025 and December 31, 2024, the Company has $0.2 million due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of March 31, 2025 and December 31, 2024, the Company has $0.1 million due from Viral Gene included in due from related party in the unaudited condensed balance sheets for a loan to Viral Gene and expenses paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.

Note 4. Related Parties Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10.0 million of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”), the only holder of Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, the Company issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of $6.4 million was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10.0 million of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4.5 million that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

As of December 31, 2024 and 2023, the Feelux Bonds have a carrying amount of $10.0 million and are included in short-term debt, related parties in the balance sheets. As of December 31, 2024 and 2023, the related accrued interest of the Feelux Bonds was $0.6 million and $0.5 million, respectively, and is included in accrued interest, related parties in the balance sheets. For the years ended December 31, 2024 and 2023, the Company recorded approximately $0.1 million, respectively, of interest expense in the statements of operations for the Feelux Bonds. The debt discount was fully amortized prior to the year ended December 31, 2021 (see Note 5).

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $0.8 million from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023. As of December 31, 2024 and December 31, 2023, the Car-Tcellkor Loan of $0.8 million is recorded in short-term debt, related parties in the balance sheets (see Note 5).

See Note 5 for discussion related to notes which have passed their maturity dates.

Valetudo Loans

On December 1, 2022, the Company borrowed $0.7 million from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $0.7 million of membership interest from a member (see Note 6) (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023. In June 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023. In July 2023, the Company borrowed an additional $0.3 million (“Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024. In August 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6%

interest per annum and were due on January 31, 2024 and February 2, 2024, respectively. In November 2023, the Company borrowed an additional $0.2 million (“Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024. In January 2024, the Company borrowed an additional $0.6 million and $0.2 million (Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024, which could be extended to the second anniversary upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. As of December 31, 2024 and 2023, the loans from Valetudo of $2.8 million and $2.1 million are recorded in short-term debt, related parties in the balance sheets, respectively (see Note 5). For the years ended December 31, 2024 and 2023, interest expense related to the Valetudo loans was approximately $0.1 million and less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5.0 million from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon Loan has an option to purchase $5.0 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. In February 2023, the Company repaid $1.0 million of the short-term loan. In March 2023, the Company repaid an additional $2.0 million of the loan. On September 10, 2023, the Company entered into a loan agreement to borrow $0.2 million from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon September 2023 Loan has the option to purchase $0.2 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1.0 million (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest. As of December 31, 2024 and 2023, the balance of $3.2 million of the Ewon loans is recorded in short-term debt, related parties in the balance sheets (see Note 5). For both years ended December 31, 2024 and 2023, interest expense related to the Ewon loans was approximately $0.1 million.

See Note 5 for discussion related to notes which have passed their maturity dates.

Prophase Loans

On September 7, 2023, the Company entered into a short-term loan agreement with Prophase Sciences LLC (“Prophase”), a related party of the Company (the “Prophase Loan”). The loan stipulates that $0.1 million would be loaned immediately, and an additional $0.2 million would be loaned within a month from the date of the loan agreement. The Prophase Loan bears no interest and is payable by the first anniversary of the month of the loan agreement. The Company repaid the $0.1 million on September 12, 2023. On December 11, 2023, the Company borrowed an additional $0.2 million from Prophase. The loan bears no interest and was due on or before December 21, 2024 or upon failure to close the Iris Business Combination. The Company repaid the $0.2 million on December 21, 2023. On February 26, 2024, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On March 6, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On April 1, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. In May 2024, the Company borrowed an additional $0.8 million from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $0.8 million Prophase May 2024 Loans, $0.3 million was due on June 1, 2024 and $0.5 million was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Prophase loans is

$1.6 million and $0. For the years ended December 31, 2024 and 2023, interest expense related to the Prophase Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $0.9 million from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Hana Loans is $0.9 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Hana Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $0.4 million from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $0.3 million from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025. As of December 31, 2024 and 2023, the balance of the Amantes November 2024 Loans is $0.7 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Amantes November 2024 Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of December 31, 2024 and 2023, the Company has $0.2 million due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of December 31, 2024 and 2023, the Company has $0.1 million due from Viral Gene included in due from related party in the balance sheets for a loan to Viral Gene and expense paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.

Iris Parent Holding Corp
Related Party Transactions

Note 3. Related Party Transactions

In November 2022, the Company issued 100 shares of the Company’s common stock for an aggregate purchase price of $10 to Chris Kim, the Company’s Chief Executive Officer. Such shares on the date of issuance were duly and validly authorized and issued. Each outstanding share of stock has voting power equal to one vote on each matter submitted at any stockholder’s meeting. As of the date of these unaudited condensed consolidated financial statements, no consideration has been received from Mr. Kim for the issuance of these shares. Accordingly, the Company has recorded a “Stock subscription receivable” within the stockholder’s deficit section on its unaudited condensed consolidated balance sheet as of March 31, 2025 and December 31, 2024.

Note 3. Related Party Transactions

In November 2022, the Company issued 100 shares of the Company’s common stock for an aggregate purchase price of $10 to Chris Kim, the Company’s Chief Executive Officer. Such shares on the date of issuance were duly and validly authorized and issued. Each outstanding share of stock has voting power equal to one vote on each matter submitted at any stockholder’s meeting. As of the date of these consolidated financial statements, no consideration has been received from Mr. Kim for the issuance of these shares. Accordingly, the Company has recorded a “Stock subscription receivable” within the stockholder’s equity section on its consolidated balance sheet as of December 31, 2024 and 2023.